Summary Of Significant Accounting Policies (Depreciation Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	15.00%
Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	33.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	6.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	33.00%
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	10.00%
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	20.00%